UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05820

                      THE HYPERION TOTAL RETURN FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                      THE HYPERION TOTAL RETURN FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30


Date of reporting period:  May 31, 2004

Item 1. Reports to Shareholders.





                               [GRAPHIC OMITTED]

                                  May 31, 2004


                                                              [GRAPHIC OMITTED]

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2004
-------------------------------------------------------------------------------

Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Total Return Fund, Inc. (the "Fund") for the semi-annual period ended May 31, 2004. The Fund's shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HTR."

Description of the Fund

The Fund is a diversified closed-end investment company. The Fund's investment objective is to provide shareholders with a high total return, including short and long-term capital gains, and a high level of current income through the management of a portfolio of securities. The Fund pursues this objective by investing in and actively managing a portfolio consisting primarily of U.S. Treasury, Mortgage-Backed Securities ("MBS"), Asset-Backed Securities ("ABS"), and High Yield Corporate securities.

Performance

With the Federal Reserve Board's recent decisive change in posture regarding interest rates, the market prices of most fixed income bond funds dropped. Over the past six months, despite keeping the duration of the portfolio at the shorter end of its target, the Fund's return, based on market price, was (5.83)% for the six-month period ended May 31, 2004. The Fund's negative return, based on market price, resulted from a decline in the premium between the market price of the Fund's shares and the shares' net asset value. During the period, the premium declined from 9.4% to 0.2%. Based on the NYSE closing price of $9.13 on May 31, 2004, the Fund had a yield of 9.86%, which was 6.07% higher than the yield of the 5-year U.S. Treasury Note, and competitive with the yields of other multi-sector bond funds in its category.

As of May 31, 2004, the Fund, inclusive of the effect of leverage, was managed with an average duration (duration measures a bond portfolio's price sensitivity to interest rate changes) of 4.1 years, as measured on a net asset basis.

Market Environment

The economy is clearly performing well, such that the market's consensus view has changed and most economists believe that the Federal Reserve Board will raise interest rates several times in 2004 in 25 or 50 bp increments. The catalyst for this change in monetary policy has been the strong rebound in the employment reports, which show the pace of job growth increasing over the last several months.

Interestingly, while the fixed income market is anticipating a 2.0% increase in the federal funds rate within about a year, those same "forward' indicators view the yield on the 10-year Treasury as being only about 50 bps higher in the same time frame. So the consensus in the market is that rates will be higher in the future, and that interest rates will rise more on shorter maturity assets than longer maturity assets. We are in agreement with both of these outlooks.

But while the outlook is for higher interest rates, there are some headwinds that could slow and maybe even arrest the trend. Higher oil prices, a slowing Chinese economy, and the potential for domestic terrorism could act to dampen the pace of economic growth. Currently, we do not believe that these threats are significant enough to deter rising interest rates.

Portfolio Strategy

We are comfortable with the investment profile of the portfolio. At a 4-year duration, 9.86% yield, and with more than 70% of the leverage matched against floating rate assets, we have positioned the Fund defensively against higher interest rates.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2004
-------------------------------------------------------------------------------

The yield spreads for mortgage-related issues narrowed during the period, particularly in the ABS sector. With the recent increase in interest rates, we look for this trend to continue as the supply of ABS and MBS diminishes.

A major change in the portfolio allocation was to increase ABS on the year and reduce agency callable debt. Weakening prices in some ABS recently gave us an opportunity to add yield to the portfolio. Over the past three months alone, over 5% of the portfolio was shifted toward ABS.

Another change in the Fund was an increase in holdings of below-investment-grade securities, which currently stand at 19% of total assets, still below the 25% total assets targeted longer-term allocation. With the strengthening of the economy, our comfort with below-investment-grade securities is high and we look for opportunities to increase the allocation to these securities.

We remain fully leveraged to take advantage of the steepness in the yield curve. The Fund's duration has been running between 3.5 and 4.5 years, and we intend to keep it in this range in the near future.

Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek out investment opportunities in the market and act on them in a timely fashion in an effort to achieve the Fund's objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.

We appreciate the opportunity to serve your investment needs.

Sincerely


/s/ Clifford E. Lai


CLIFFORD E. LAI
President,
The Hyperion Total Return Fund, Inc.
President and Chief Executive Officer,
Hyperion Capital Management, Inc.


/s/ John H. Dolan


JOHN H. DOLAN
Vice President,
The Hyperion Total Return Fund, Inc.
Chief Investment Officer,
Hyperion Capital Management, Inc.

-------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments-- (Unaudited)                                       Principal
May 31, 2004                                      Interest                    Amount            Value
                                                   Rate        Maturity        (000s)          (Note 2)
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 61.9%

U.S. Government Agency Collateralized Mortgage Obligations -- 4.5%
  Federal Home Loan Mortgage Corporation
   Series 1675, Class KC..................         6.50%       10/15/10     $ 5,750@   $      6,063,616
   Series 1587, Class SK..................         9.00+       10/15/08       1,278#          1,324,974
   Series 1604, Class MC..................         9.00+       11/15/08       1,898           2,028,005
   Series 1604, Class SB..................         9.00+       11/15/08         365             390,105
                                                                                           ----------------
                                                                                              9,806,700
                                                                                           ----------------
  Federal National Mortgage Association
    Series 1998-W6, Class B3                       7.09        10/25/28       1,850           1,776,903
    Series 1993-170, Class SC                      9.00+       09/25/08         438             460,769
    Series 1993-48, Class C                        9.50        04/25/08         428             452,068
                                                                                           ----------------
                                                                                              2,689,740
Total U.S. Government Agency Collateralized Mortgage Obligations                           ----------------

         (Cost-- $11,560,411)...................                                             12,496,440
                                                                                           ----------------
U.S. Government Agency Pass-Through Certificates--45.0%
  Federal Home Loan Mortgage Corporation
    A16170                                         6.00        12/01/33       6,092@          6,199,396
    A17112                                         6.00        12/01/33      19,922@         20,272,675
    A13915                                         7.00        09/01/33      18,051@         18,963,445
    A17331                                         7.00        12/01/33         692             727,146
    C53494                                         7.50        06/01/31          52              55,762
    C55470                                         8.00        07/01/31          81              87,085
    C56878                                         8.00        08/01/31       1,855           2,004,062
    C56879                                         8.00        08/01/31         406             438,709
    C58516                                         8.00        09/01/31         736             795,152
    C59641                                         8.00        10/01/31       1,206           1,302,406
    C55166                                         8.50        07/01/31         253             272,755
    C55167                                         8.50        07/01/31         696             751,826
    C55168                                         8.50        07/01/31         670             723,109
    C55169                                         8.50        07/01/31         546             589,663
    C57010                                         8.50        08/01/31         268             288,916
    C58521                                         8.50        09/01/31          61              65,562
    C60422                                         8.50        10/01/31         216             233,126
    C60423                                         8.50        10/01/31       1,032           1,114,086
    C60424                                         8.50        10/01/31         335             361,676
    G01466                                         9.50        12/01/22       4,399@          4,933,389
    555538                                        10.00        03/01/21       3,910@          4,340,583
                                                                                            ----------------
                                                                                             64,520,529
                                                                                            ----------------
  Federal National Mortgage Association
    649881                                         6.00        09/01/32       4,965@          5,051,352
    650162                                         6.50        10/01/32       3,453           3,578,258
    652870                                         6.50        10/01/32       3,463           3,588,578
    654917                                         6.50        08/01/32       9,446@          9,787,050
    642102                                         7.00        05/01/32       5,203@          5,470,710
    645406                                         7.00        05/01/32       3,570@          3,754,049
    645912                                         7.00        06/01/32       4,383@          4,608,731
    645913                                         7.00        06/01/32       3,677@          3,866,167
    759505                                         7.00        01/01/34      11,956@         12,571,084
------------------------------
See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments-- (Unaudited)                                                 Principal
May 31, 2004                                                 Interest                   Amount           Value
                                                               Rate       Maturity      (000s)         (Note 2)
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
    784369                                                     7.50%       07/01/13  $   2,221    $      2,289,551
    255053                                                     7.50        12/01/33      2,181           2,328,758
    458132                                                     9.71+       03/15/31      4,000           4,524,376
                                                                                                  ----------------
                                                                                                        61,418,664
Total U.S. Government Agency Pass-Through Certificates
         (Cost-- $127,097,490)..........................                                               125,939,193
                                                                                                  ----------------
U.S. Agency Obligations -- 12.4%
  Federal Home Loan Mortgage Corporation................       5.13        11/07/13     25,000@         24,335,950
  Federal National Mortgage Association.................       4.75        02/21/13     11,000@         10,539,375
                                                                                                  ----------------
Total U.S. Agency Obligations
         (Cost-- $35,677,293)...........................                                                34,875,325
                                                                                                  ----------------
Total U.S. Government & Agency Obligations
         (Cost-- $174,335,194)...................................                                      173,310,958
                                                                                                  ----------------

-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 34.0%
Housing Related Asset-Backed Securities -- 26.5%
  125 Home Loan Owner Trust
    Series 1998-1A, Class M2*...................                7.75       02/15/29      1,350           1,408,309
  Access Financial Manufactured Housing Contract
    Trust
    Series 1995-1, Class B1.....................                7.65       05/15/21     10,060           6,715,050
  Aegis Asset Backed Securities Trust
    Series 2004-2N, Class N1*...................                4.50       04/25/34      1,901           1,900,733
  Argent NIM Trust
    Series 2004-WN3, Class A*..................                 5.93       03/25/34      2,798           2,797,782
  Argent Securities, Inc.
    Series 2004-W3, Class M5*(c)...............                 3.40+      02/25/34      2,400           1,760,626
  Asset Backed Securities Corp., NIMS Trust
    Series 2003-HE6, Class A1*.................                 6.75       11/27/33        964             967,811
  Chase Funding Mortgage Loan Asset-Backed
    Series 2000-1, Class IIM2(c)...............                 1.90+      02/25/30      1,109           1,111,509
  Ditech Home Loan Owner Trust
    Series 1998-1, Class M2(d).................             7.64/8.14      06/15/29      1,076           1,084,027
  First Franklin Mortgage Loan Trust
    Series 2004-FFH2, Class B1*(c).............                 0.00+      06/25/34      2,750           2,298,399
    Series 2004-FF4, Class M2(c)...............                 2.35+      06/25/34      2,000           2,000,000
    Series 2001-FF2, Class M3(c)...............                 2.88+      11/25/31      5,000           5,000,535
    Series 2004-FFH1, Class B*(c)..............                 4.60+      03/25/34      3,050           2,607,210
    Series 2004-FF2, Class B*(c)...............                 4.60+      03/25/34      1,800           1,572,224
                                                                                                  ----------------
                                                                                                        13,478,368
                                                                                                  ----------------
  Fremont NIM Trust
    Series 2004-A, Class Note*.................                 4.75       01/25/34      2,432           2,429,631
  Green Tree Financial Corp.
    Series 1998-3, Class A6....................                 6.76       03/01/30      5,047           5,062,749
    Series 1998-4, Class A7....................                 6.87       02/01/30      2,275           2,336,858
    Series 1998-8, Class M1....................                 6.98       09/01/30      5,000           2,400,000
    Series 1997-6, Class B1....................                 7.17       01/15/29     10,000           2,000,000
    Series 1997-6, Class M1....................                 7.21       01/15/29      7,000           4,634,623
---------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments-- (Unaudited)                                               Principal
May 31, 2004                                               Interest                    Amount          Value
                                                             Rate        Maturity      (000s)        (Note 2)
-----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- (continued)
    Series 1997-6, Class A9..................               7.55%        01/15/29   $   3,085  $      3,238,669
                                                                                                 ---------------
                                                                                                     19,672,899
                                                                                                 ---------------
  Long Beach Asset Holdings Corp.
    Series 2003-4, Class N1*.................               6.54         08/25/33         783           787,970
  Long Beach Mortgage Loan Trust
    Series 2003-4, Class M6(c)...............               5.10+        08/25/33       2,400         2,355,408
  Mid-State Trust
    Series 10, Class B.......................               7.54         02/15/36       2,386         2,167,127
  Option One Mortgage Loan Trust
    Series 2003-4, Class M2(c)...............               2.75+        07/25/33       2,125         2,159,659
    Series 2003-1, Class M2(c)...............               3.05+        02/25/33       3,000         3,057,552
                                                                                                ----------------
                                                                                                      5,217,211
                                                                                                ----------------
  Sail Net Interest Margin Notes
    Series 2004-2A, Class A*.................               5.50         03/27/34       2,532         2,528,780
  Structured Asset Investment Loan Trust
    Series 2003-BC8, Class M2(c).............               2.85+        08/25/33       3,000         3,048,198
    Series 2004-2, Class B*(c)...............               4.10+        03/25/34       2,234         1,921,857
                                                                                                ----------------
  Aerco Ltd.
    Series 2A, Class A3......................               1.56+        07/15/25       2,862         2,034,610
    Series 2A, Class B2......................               2.15+        07/15/25       3,232         1,454,592
                                                                                                ----------------
                                                                                                      3,489,202
  Global Rated Eligible Assets Trust
    Series 1998-A, Class A1*(b)..............               7.33         03/15/06       1,587             7,936
  MBNA Credit Card Master Trust
    Series 2002-C7, Class C7.................               6.70         03/16/15       5,000         5,376,340
  Securitized Multiple Asset Rated Trust
    Series 1997-2, Class A(b)................               8.24         03/15/06       2,300            11,499
  Tobacco Settlement Financing Corp.
    Series 2001-A, Class A...................               6.36         05/15/25       2,693         2,626,000
                                                                                                ----------------
Total Non-Housing Related Asset-Backed
securities
         (Cost-- $17,114,544)................                                                        11,510,977
                                                                                                ----------------
Franchise Securities -- 1.6%
  FFCA Secured Lending Corp.
    Series 1998-1, Class A1B*................               6.73         07/18/13       3,390         3,593,042
  Franchisee Loan Receivable Trust
    Series 1995-B, Class A*..................               9.59+        01/15/11       1,420           818,890
                                                                                                ----------------
Total Franchise Securities
         (Cost-- $4,832,412).................                                                         4,411,932
                                                                                                ----------------
Collateralized Debt Obligations -- 1.8%
  Anthracite CDO I Ltd.
    Series 2002-CIBA, Class CFL*.............               2.35+        05/24/37       5,000         5,039,000
                                                                                                ----------------
Total Collateralized Debt Obligations
         (Cost-- $5,000,000).................                                                         5,039,000
                                                                                                ----------------
Total Asset-Backed Securities
         (Cost-- $107,262,949)...............                                                        95,175,537
                                                                                                ----------------
---------------
See notes to financial statements.

----------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments-- (Unaudited)                                                  Principal
May 31, 2004                                               Interest                      Amount          Value
                                                             Rate         Maturity        (000s)        (Note 2)
----------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 16.3%
  Bear Stearns Commercial Mortgage Securities
    Series 1999-C1, Class F*...................              5.64%       02/14/31  $     1,394  $      1,069,376
    Series 1999-C1, Class D....................              6.53        02/14/31        5,000         5,308,700
    Series 2001-EPR, Class B *.................              6.92        02/12/11        5,000         5,256,750
                                                                                                ----------------
                                                                                                      11,634,826
                                                                                                ----------------
  Columbia Center Trust
    Series 2000-CCT, Class D*..................              1.86+       12/15/09        2,720         2,694,647
  Commercial Mortgage Asset Trust
    Series 1999-C1, Class C....................              7.35        01/17/32        2,000         2,281,920
  Commercial Mortgage Lease-Backed Certificate
    Series 2001-CMLB, Class A1*................              6.75        06/20/31        2,707         2,897,619
  First Chicago/Lennar Trust
    Series 1997-CHL1, Class D*.................              7.90+       04/29/39        3,000         3,111,090
  JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C8, Class C....................              7.66+       07/15/31        5,000         5,599,145
  LB-UBS Commercial Mortgage Trust
    Series 2002-C2, Class L*...................              5.68        07/15/35        5,300         4,518,754
  Mortgage Capital Funding, Inc.
    Series 1996-MC1, Class G*..................              7.15        06/15/06        4,409         4,689,456
  Nationslink Funding Corp.
    Series 1998-2, Class F*....................              7.11        08/20/30        4,840         4,874,412
  UBS 400 Atlantic Street Mortgage Trust
    Series 2002-C1A, Class B3*.................              7.19        01/11/22        3,000         3,246,930
                                                                                                ----------------
Total Commercial Mortgage Backed Securities
         (Cost-- $42,255,669)..................                                                       45,548,799
                                                                                                     -----------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- 18.3%
Subordinated Collateralized Mortgage Obligations -- 18.3%
  ABN AMRO Mortgage Corp.
    Series 2002-1A, Class B3*..................             5.63+        06/25/32          618           618,340
    Series 2002-1A, Class B4*..................             5.63+        06/25/32          371           359,492
    Series 2002-1A, Class B5*..................             5.63+        06/25/32          621           481,260
                                                                                                ----------------
                                                                                                       1,459,092
                                                                                                ----------------
  Banc of America Alternative Loan Trust
    Series 2004-3, Class 30B6..................             5.50         04/25/34          813           205,226
  Banc of America Funding Corporation
    Series 2003-3, Class B4....................             5.46+        10/25/33          944           778,792
    Series 2003-3, Class B5....................             5.46+        10/25/33          944           577,044
    Series 2003-3 Class B6.....................             5.46+        10/25/33          948           279,581
                                                                                                ----------------
                                                                                                       1,635,417
                                                                                                ----------------
  Banc of America Mortgage Securities, Inc.
    Series 2001-4, Class 1B3...................             6.75         04/20/31        2,035         2,116,115
  Cendant Mortgage Corp.
    Series 2001-1, Class B4....................             7.25         01/18/30          309           308,784
    Series 2000-1, Class B7....................             7.25         01/18/30           64            25,428
                                                                                                ----------------
                                                                                                         334,212
                                                                                                ----------------
---------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments-- (Unaudited)                                               Principal
May 31, 2004                                              Interest                    Amount           Value
                                                            Rate          Maturity     (000s)        (Note 2)
-----------------------------------------------------------------------------------------------------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- (continued)
  Citicorp Mortgage Securities, Inc.
    Series 2002-6, Class B4..........................%     5.98+         05/25/32  $     604     $     556,417
    Series 2002-6, Class B5..........................      5.98+         05/25/32        604           466,182
    Series 2002-6, Class B6..........................      5.98+         05/25/32        604           241,449
    Series 2001-16, Class B1.........................      6.39+         11/25/31      1,419         1,417,498
    Series 2001-16, Class B2.........................      6.39+         11/25/31        851           850,006
    Series 2001-16, Class B3.........................      6.39+         11/25/31        425           424,623
    Series 2001-16, Class B4.........................      6.39+         11/25/31        425           401,908
    Series 2001-16, Class B5.........................      6.39+         11/25/31        427           266,705
    Series 2001-16, Class M..........................      6.39+         11/25/31      3,688         3,685,241
    Series 2002-7, Class B5..........................      6.37          06/25/32        422           422,624
    Series 2002-7, Class B6..........................      6.37          06/25/32        424           260,796
                                                                                                --------------
                                                                                                     8,993,449
                                                                                                --------------
  Countrywide Alternative Loan Trust
    Series 1998-2, Class B3..........................      7.00          05/25/28        787           785,274
  Countrywide Home Loans
    Series 2003-57, Class B3.........................      5.50          01/25/34        498           409,235
  DLJ Mortgage Acceptance Corp.
    Series 1995-T10, Class C*........................     12.30+         09/02/23         98            82,862
  First Republic Mortgage Loan Trust
    Series 2000-FRB1, Class B3.......................      1.60+         06/25/30        809           771,735
  G3 Mortgage Reinsurance Ltd.
    Series 1, Class E*...............................     21.10+         05/25/08      5,698         6,124,813
  GMAC Mortgage Corp. Loan Trust
    Series 2003-J9 Class B1..........................      5.50          01/25/34        895           736,328
    Series 2003-J9, Class B2.........................      5.50          01/25/34        895           544,507
    Series 2003-J9, Class B3.........................      5.50          01/25/34        896           268,773
    Series 2002-J6, Class B2.........................      6.25          10/25/32        956           830,863
    Series 2002-J6, Class B3.........................      6.25          10/25/32      1,276           765,301
                                                                                                ----------------
                                                                                                       3,145,772
                                                                                                ----------------
  Granite Mortgages PLC
    Series 2002-1, Class 1C(c).......................      2.45+         04/20/42      5,000           5,078,125
  PHH Mortgage Services Corp.
    Series 1997-6, Class B3*.........................      7.35+         11/18/27        547             546,342
  Residential Accredit Loans, Inc.
    Series 1998-QS5, Class B1*.......................      6.75          04/25/28      1,278           1,275,121
  Residential Finance Limited Partnership
    Series 2004-B, Class B5*.........................      2.65+         02/10/36      3,566           3,566,000
    Series 2002-A, Class B7..........................      6.80+         10/10/34      2,945           3,003,957
                                                                                                ----------------
                                                                                                       6,569,957
                                                                                                ----------------
  Residential Funding Mortgage Securities I, Inc.
    Series 2004-S1, Class B1.........................      5.25          02/25/34        614             493,451
    Series 2004-S1, Class B3.........................      5.25          02/25/34        307              88,979
    Series 2003-S7, Class B2.........................      5.50          05/25/33        691             429,157
    Series 2003-S7, Class B3(a)......................      5.50          05/25/33        987             298,717
    Series 1993-S49, Class B2........................      6.00          12/25/08         45              45,559
    Series 2002-S7, Class B1.........................      6.50          05/25/32        808             794,629
    Series 2002-S7, Class B2.........................      6.50          05/25/32        606             519,058
    Series 2002-S7, Class B3(a)......................      6.50          05/25/32        606             484,948

---------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments-- (Unaudited)                                                 Principal
May 31, 2004                                              Interest                      Amount           Value
                                                            Rate         Maturity        (000s)        (Note 2)
---------------------------------------------------- --------------- ------------- ------------ ---------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- (continued)
    Series 1996-S5, Class B1..................             6.75%         02/25/11  $     184  $        183,593
    Series 1996-S8, Class B1..................             6.75          03/25/11        175           179,702
    Series 1996-S13, Class B2.................             7.00          05/25/11        103           103,353
    Series 1996-S13, Class B3(a)..............             7.00          05/25/11         90            75,347
    Series 1996-S17, Class B2.................             7.25          07/25/11         91            91,432
    Series 1996-S17, Class B3(a)..............             7.25          07/25/11         91            74,985
    Series 1995-S17, Class B3(a)..............             7.50          12/26/25        237           195,815
    Series 1996-S23, Class B1.................             7.75          11/25/26        187           186,572
    Series 1996-S23, Class B2.................             7.75          11/25/26        139           138,938
                                                                                                --------------
                                                                                                     4,384,235
                                                                                                --------------
  Resix Finance Ltd. Credit-Linked Notes
    Series 2003-D, Class B7*..................             6.85+         12/10/35      1,986         2,079,976
    Series 2004-A, Class B10*.................             2.60+         02/10/36        873           894,128
                                                                                                --------------
                                                                                                     2,974,104
                                                                                                --------------
  Washington Mutual
    Series 2002-AR7, Class B4.................             5.52+         07/25/32      1,510         1,487,856
    Series 2002-AR7, Class B5.................             5.52+         07/25/32      1,133         1,081,015
    Series 2002-AR7, Class B6.................             5.52+         07/25/32      1,889         1,473,538
                                                                                                --------------
                                                                                                     4,042,409
                                                                                                --------------
  Wells Fargo Mortgage Backed Securities Trust
    Series 2002-10, Class B6..................             6.00          06/25/32        490           272,351
                                                                                                --------------
Total Subordinated Collateralized Mortgage Obligations
         (Cost-- $46,643,960)..................                                                     51,205,846
                                                                                                --------------
Total Non-Agency Residential Mortgage Backed Securities
         (Cost-- $46,643,960)..................                                                     51,205,846
                                                                                                --------------

-----------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 1.9%
Airlines -- 1.2%
  American Airline.............................            7.86          10/01/11        2,500       2,482,400
  United Airlines, Series 00-2.................            7.19          04/01/11          982         861,608
                                                                                                --------------
                                                                                                     3,344,008
Oil & Gas -- 0.3%
  El Paso Corp.................................            7.88          06/15/12        1,000         880,000
                                                                                                --------------
Telecommunications -- 0.4%
  Motorola, Inc................................            8.00          11/01/11        1,000       1,140,297
                                                                                                --------------
Total Corporate Obligations
         (Cost-- $5,446,166)...................                                                      5,364,305
                                                                                                --------------
-----------------------------------------------------------------------------------------------------------------
                                                                                    Notional
                                                                                     Amount
                                                                                     (000s)
-----------------------------------------------------------------------------------------------------------------
INTEREST ONLY SECURITIES -- 8.3%
Banc of America Commercial Mortgage Inc.
    Series 2003-1, Class XP2*(e)................           1.67+         09/11/36       19,165         2,774,846
  Bear Stearns Commercial Mortgage Securities
    Series 2001-TOP2, Class X2*(e)..............           1.14+         02/15/35       74,184         3,207,864
  COMM
    Class 2001-J2A, Class EIO*(e)...............           3.87+         07/16/34       10,000         2,779,690
---------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments-- (Unaudited)                                               Principal
May 31, 2004                                              Interest                     Amount          Value
                                                            Rate         Maturity      (000s)        (Note 2)
-----------------------------------------------------------------------------------------------------------------
INTEREST ONLY SECURITIES -- (continued)
Commercial Capital Access One, Inc.
    Series 2001-A, Class T1(e).................            4.50%         02/15/09  $  18,000  $      3,591,000
  GMAC Commercial Mortgage Securities, Inc.
    Series 2003-C1, Class X1*(e)...............            0.11+         05/10/36     87,529         3,370,798
  GS Mortgage Securities Corp. II
    Series 2001-ROCK, Class X1*(e).............            0.41+         05/03/18    257,846         3,754,651
  Residential Funding Mortgage Securities I
    Series 2002-HS1, Class A(e)................            7.00          07/25/04     11,735            63,402
  Vendee Mortgage Trust
    Series 1997-2, Class IO(e).................            0.06+         06/15/27     80,897           182,827
  Wachovia Bank Commercial Mortgage Trust
    Series 2002-C2, Class IO1*(e)..............            0.25+         11/15/34     86,041         3,430,027
                                                                                                ----------------
Total Interest Only Securities
         (Cost-- $22,198,789)..................                                                     23,155,105
                                                                                                ----------------
-----------------------------------------------------------------------------------------------------------------
                                                                                   Shares
-----------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 6.7%
  McMorgan High Yield Fund.....................                                         97,638           961,737
  Seix High Yield Fund.........................                                      1,637,637        17,850,241
                                                                                                ----------------
Total Investment Companies
         (Cost-- $19,579,499)..................                                                       18,811,978
                                                                                                ----------------
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.2%
  Duke Realty Corp. (REIT)
    (Cost-- $288,001)..........................                                          11,583          374,831
                                                                                                ----------------
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
  Equity Office Properties Trust Series B, 5.25%
    (REIT)
    (Cost-- $1,955,458)........................                                          46,012        2,301,060
                                                                                                ----------------
Total Investments -- 148.4%
         (Cost-- $419,965,685).................                                                      415,248,419
Liabilities in Excess of Other
  Assets-- (48.4)%.............................                                                    (135,325,575)
                                                                                                ----------------
NET ASSETS-- 100.0%............................                                                 $    279,922,844
                                                                                                ================
-----------------------------------------------------------------------------------------------------------------











---------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments-- (Unaudited)                                              Principal
May 31, 2004                                             Interest                    Amount           Value
                                                           Rate        Maturity        (000s)        (Note 2)
------------------------------------------------------------------------------- ----------------------------------
SECURITIES SOLD SHORT
U.S. Government Agency Pass-Through
Certificates
  Federal National Mortgage Association
    TBA (Proceeds-- $7,232,969)................            6.50%         TBA     $    7,000    $      7,249,375
                                                                                               ----------------
-----------------------------------------------------------------------------------------------------------------

@      --    Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
+      --    Variable Rate Security: Interest rate is the rate in effect May 31, 2004.
*      --    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)    --    Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.
(b)    --    These issuers are currently making only partial interest payments.
(c)    --    Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(d)    --    Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(e)    --    Interest rate is based on the notional amount of the underlying mortgage pools.
#      --    Portion or entire principal amount is held as collateral for open futures contracts (Note 7).
REIT   --    Real Estate Investment Trust.
TBA    --    Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA)
             in the future.



















---------------
See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Statement of Assets and Liabilities - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------------------------------------------
Assets:
  Investments in securities, at market (cost $419,965,685) (Note 2)..............                  $    415,248,419
  Cash...........................................................................                         5,555,612
  Receivable for investments sold................................................                         9,573,170
  Interest and dividend receivable...............................................                         2,431,773
  Unrealized appreciation on swap contracts (Note 7).............................                         1,013,749
  Principal paydowns receivable..................................................                           146,909
  Prepaid expenses and other assets..............................................                           132,898
                                                                                                   ----------------
      Total assets...............................................................                       434,102,530
                                                                                                   ----------------
Liabilities:
  Reverse repurchase agreements (Note 5).........................................                       134,598,549
  Interest payable for reverse repurchase agreements (Note 5)....................                            45,814
  Payable for investments purchased..............................................                        11,903,046
  Securities sold short, at value (proceeds $7,232,969) (Note 2).................                         7,249,375
  Interest payable for securities sold short.....................................                            16,431
  Investment advisory fee payable (Note 3).......................................                           152,250
  Administration fee payable (Note 3)............................................                            44,891
  Payable for variation margin...................................................                            22,969
  Directors' fees payable........................................................                            14,550
  Accrued expenses and other liabilities.........................................                           131,811
                                                                                                   ----------------
      Total liabilities..........................................................                       154,179,686
                                                                                                   ----------------
Net Assets (equivalent to $9.11 per share based on
  30,726,723 shares issued and outstanding)......................................                  $    279,922,844
                                                                                                   ================
Composition of Net Assets:
  Capital stock, at par value ($.01) (Note 6)....................................                  $        307,267
  Additional paid-in capital (Note 6)............................................                       300,057,847
  Accumulated undistributed net investment income................................                         1,310,167
  Accumulated net realized loss..................................................                       (17,891,989)
  Net unrealized depreciation....................................................                        (3,860,448)
                                                                                                   ----------------
  Net assets applicable to capital stock outstanding.............................                  $    279,922,844
                                                                                                   ================














---------------
See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Statement of Operations - (Unaudited)

For the Six Months Ended May 31, 2004
-------------------------------------------------------------------------------------------------------------------
Investment Income (Note 2):
  Interest.............................................................................               $   13,793,058
  Dividends............................................................................                      747,650
                                                                                                      --------------
                                                                                                          14,540,708
                                                                                                      --------------
Expenses:
  Investment advisory fee (Note 3).....................................................                      934,758
  Administration fee (Note 3)..........................................................                      287,618
  Insurance............................................................................                       97,647
  Custodian............................................................................                       66,361
  Reports to shareholders..............................................................                       59,649
  Auditing and tax services............................................................                       52,508
  Directors' fees......................................................................                       32,988
  Legal................................................................................                       24,769
  Transfer agency......................................................................                       22,590
  Registration fees....................................................................                       16,581
  Miscellaneous........................................................................                       14,404
                                                                                                       -------------
      Total operating expenses.........................................................                    1,609,873
         Interest expense on reverse repurchase agreements (Note 5)....................                      694,831
                                                                                                       -------------
      Total expenses....................................................................                   2,304,704
                                                                                                       -------------
  Net investment income................................................................                   12,236,004
                                                                                                       -------------
Realized and Unrealized Gain (Loss) on Investments(Notes 2 and 7):
Net realized gain (loss) on:
  Investment transactions..............................................................                    5,684,642
  Short sales..........................................................................                       26,003
  Swap contracts.......................................................................                     (468,961)
  Futures transactions.................................................................                     (285,057)
                                                                                                         ------------
Net realized gain on investment transactions, short sales,
  swap contracts and futures transactions..............................................                    4,956,627
                                                                                                        -------------
Net change in unrealized appreciation/depreciation on:
  Investments..........................................................................                   (8,337,129)
  Short sales..........................................................................                      (16,406)
  Swap contracts.......................................................................                     (287,692)
  Futures..............................................................................                     (289,152)
                                                                                                        -------------
Net change in unrealized appreciation/depreciation on
  investments, short sales, swap contracts and futures.................................                   (8,930,379)
                                                                                                        -------------
Net realized and unrealized loss on investments, short
  sales, swap contracts and futures....................................................                   (3,973,752)
                                                                                                        -------------
Net increase in net assets resulting from operations...................................                $    8,262,252
                                                                                                       ==============














---------------
See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Statement of Changes in Net Assets                                                 Ended                 For the Year
For the Six Months                                                              May 31, 2004           Ended November
                                                                                (Unaudited                30, 2003*
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting from Operations:
  Net investment income..............................................        $    12,236,004       $    25,970,693
  Net realized gain (loss) on investment transactions, short
    sales, swap contracts and futures transactions...................              4,956,627             5,676,653
  Net change in unrealized appreciation/depreciation on
    investments, short sales, swap contracts and futures.............             (8,930,379)           (2,491,841)
                                                                             ---------------       ---------------
  Net increase in net assets resulting from operations...............              8,262,252            29,155,505
                                                                             ---------------       ---------------
Dividends to Shareholders (Note 2):
  Net investment income..............................................            (13,820,671)          (27,571,944)
                                                                             ---------------       ---------------
Capital Stock Transactions (Note 6):
  Net asset value of shares issued through dividend
    reinvestment (33,836 and 106,000 shares,
    respectively)....................................................                332,008               997,260
                                                                             ---------------       ---------------
  Net increase from capital stock transactions.......................                332,008               997,260
                                                                             ---------------       ---------------
      Total increase (decrease) in net assets........................             (5,226,411)            2,580,821
Net Assets:
  Beginning of period................................................            285,149,255           282,568,434
                                                                             ---------------       ---------------
  End of period (including undistributed net investment
    income of $1,310,167 and $1,135,259, respectively)...............        $   279,922,844       $   285,149,255
                                                                             ===============       ===============
----------

*   Certain amounts have been reclassified to conform to current year presentation. See Note 2-- Swap Agreements.














---------------
See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Statement of Cash Flows- (Unaudited)
For the Six Months Ended May 31, 2004
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Cash:
  Cash flows provided by (used for) operating activities:
    Interest and dividends received (including net amortization of $700,142).........     $             15,410,533
    Interest expense paid............................................................                     (684,245)
    Operating expenses paid..........................................................                   (1,746,857)
    Sales of short-term portfolio investments, net...................................                    2,000,000
    Purchases of long-term portfolio investments.....................................                 (280,584,881)
    Proceeds from disposition of long-term portfolio
     investments and principal paydowns..............................................                  250,277,326
    Proceeds from securities sold short..............................................                    7,275,403
    Net cash used for futures transactions...........................................                     (459,068)
                                                                                                    ---------------
    Net cash provided by (used for) operating activities.............................                   (8,511,789)
                                                                                                    ---------------
  Cash flows provided by (used for) financing activities:
    Net cash provided by reverse repurchase agreements...............................                   27,108,549
    Cash dividends paid..............................................................                  (13,406,297)
                                                                                                    ---------------
    Net cash provided by financing activities........................................                   13,702,252
                                                                                                    ---------------
  Net increase in cash...............................................................                    5,190,463
  Cash at beginning of period........................................................
                                                                                                           365,149
  Cash at end of period..............................................................     $              5,555,612
                                                                                                    ===============
Reconciliation of Net Increase in Net Assets Resulting from Operations to
  Net Cash Provided by Operating Activities:
  Net increase in net assets resulting from operations...............................     $              8,262,252
                                                                                                    ---------------
    Increase in investments, at cost.................................................                   (4,666,328)
    Net realized gain on investments.................................................                    5,684,642
    Net amortization on investments..................................................                      700,142
    Decrease in net unrealized appreciation/depreciation on investments and swaps....                    8,641,227
    Decrease in interest receivable..................................................                      645,803
    Decrease in variation margin receivable..........................................                      115,141
    Decrease in other assets.........................................................                   18,513,257
    Decrease in other liabilities....................................................                  (46,407,925)
                                                                                                    ---------------
      Total adjustments..............................................................                  (16,774,041)
                                                                                                    ---------------
  Net cash used for operating activities.............................................     $             (8,511,789)
                                                                                                    ===============

Noncash financing activities not included herein consist of reinvestment of dividends of $332,008.















---------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Financial Highlights


                                               For the
                                             Six Months
                                               Ended
                                               May 31,                     For the Year Ended November 30,
                                               2004*
                                             (Unaudited)     2003*       2002*        2001*        2000*        1999
-------------------------------------      ------------- ----------- ----------- ------------- ------------ -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $     9.29    $    9.24   $    9.17   $    9.41     $    9.27    $   10.08
                                          ----------    ---------   ---------   ---------     ---------    ---------
Net investment income.............              0.40         0.85        0.89        0.88          0.79         0.80
Net realized and unrealized gains
  (losses) on investments, short
sales,                                        (0.13)        0.10        0.08        0.26          0.20        (0.90)
                                          ----------    ---------   ---------   ---------     ---------    ---------
  futures and swap contracts......
Net increase (decrease) in net asset
  value resulting from operations......        0.27         0.95        0.97        1.14          0.99        (0.10)
                                          ----------    ---------   ---------   ---------     ---------    ---------
Net effect of shares repurchased.......        --           --          --          --            --**        0.03
                                          ---------     --------    --------    --------      --------     ---------
Dividends from net investment income        (0.45)       (0.90)      (0.90)      (0.87)        (0.85)       (0.74)
Offering costs charged to additional
  paid-in-capital                             --           --          --**      (0.09)           --          --
Dilutive effect of rights offering            --           --          --        (0.42)           --          --
                                          ---------     --------    --------    ---------     ---------    --------
Net asset value, end of period....       $     9.11    $    9.29   $    9.24   $    9.17     $     9.41   $    9.27
                                         ==========    =========   =========   =========     ==========   =========
Market price, end of period.......       $   9.1300    $  10.1600  $   9.2800  $   8.5700    $   8.4375   $  7.3750
                                         ==========    ==========  ==========  ==========    ==========   =========
Total Investment Return+..........        (5.83)%(1)     20.43%      19.39%      13.13%++      26.41%       (7.17)%
Ratios to Average Net Assets/
  Supplementary Data:
Net assets, end of period (000's).    $   279,923   $ 285,149   $  282,568  $  280,106    $  215,318   $  212,703
Operating expenses................         1.12%(2)      1.15%       1.05%       1.11%         1.10%        1.08%
Interest expense..................         0.48%(2)      0.47%       0.84%       1.22%         1.82%        2.31%
      Total expenses..............         1.60%(2)      1.62%       1.89%       2.33%         2.92%        3.39%
Net investment income.............         8.51%(2)      9.10%       9.62%       9.21%         8.55%        8.20%
Portfolio turnover rate...........            55%(1)        89%         61%         43%           57%         72%
----------

+   Total investment return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the
    Fund's dividend reinvestment plan.

++  Adjusted for assumed reinvestment of proceeds of rights offering.

*   As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the interest expense and total expense ratios and increase the net investment income ratio by 0.12% and increase net investment income per share by $0.01 and decrease net realized and unrealized gains (losses) on investments, short sales, futures transactions and swap contracts per share by $0.01 for the six months ended May 31, 2004. For consistency, similar reclassifications have been made to prior year amounts, resulting in a reduction to the interest expense and total expense ratios and an increase to the net investment income ratio of 0.35% and an increase to net investment income per share of $0.03 and a decrease to net realized and unrealized gains
    (losses) on investments, short sales, futures transactions and swap contracts per share by $0.03 for the fiscal year ended
    November 30, 2003, a reduction to the interest expense and total expense ratios and an increase to the net investment income ratio of 0.39% and an increase to net investment income per share of $0.04 and a decrease to net realized and unrealized gains
    (losses) on investments, short sales, futures transactions and swap contracts per share by $0.04 for the fiscal year ended
    November 30, 2002, a reduction to the interest expense and total expense ratios and an increase to the net investment income ratio of 0.37% and an increase to net investment income per share of $0.04 and a decrease to net realized and unrealized gains
    (losses) on investments, short sales, futures transactions and swap contracts per share by $0.04 for the fiscal year ended
    November 30, 2001 and a reduction to the interest expense and total expense ratios and an increase to the net investment income ratio of 0.05% and an increase to net investment income per share of $0.01 and a decrease to net realized and unrealized gains
    (losses) on investments, short sales, futures transactions and swap contracts per share by $0.01 for the fiscal year ended
    November 30, 2000.

** Rounds to less than $0.01.

(1) Not Annualized

(2) Annualized



------------------------------
See notes to financial statements.

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------


1.  The Fund

The Hyperion Total Return Fund, Inc. (the "Fund"), which was incorporated under the laws of the State of Maryland on May 26, 1989, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company.

The Fund's investment objective is to provide a high total return, including short and long-term capital gains and a high level of current income, through the management of a portfolio of securities. No assurance can be given that the Fund's investment objective will be achieved.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, debt securities held by the Fund are valued based upon the current bid price. Debt securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Equity securities for which market quotations are readily available are valued at market value, as reported by independent pricing services approved by the Board of Directors. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 25% of the investments in securities held by the Fund at May 31, 2004) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------


a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------


Note 7 for a summary of all open swap agreements as of May 31, 2004.

As a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statement of Changes in Net Assets and the per share amounts in prior year financial highlights. Prior year expense and net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income by $357,316, increased net realized gain on swap contracts by $94,755 and increased net change in unrealized loss on swap contracts by $452,071 for the six months ended May 31, 2004, and increased net investment income by $998,026, increased net realized loss on swap contracts by $82,248 and reduced net change in unrealized gain on swap contracts by $915,778 for the year ended November 30, 2003. Such reclassifications had no effect on the Fund's net asset value, either in total or per share, or its total increase/decrease in net assets from operations during any period.

When-Issued Purchases and Forward Commitments: The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Securities  Transactions  and Investment  Income:  Securities  transactions  are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.


-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------


Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the "Advisor") is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.  Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund's average weekly net assets. During the six months ended May 31, 2004, the Advisor earned $934,758 in investment advisory fees.

Prior to December 30, 2003, Seix Investment Advisors Inc. ("Seix") served as the investment adviser to the Fund, pursuant to a sub-advisory agreement between the Advisor and Seix, with respect to the investment of the portion of the Fund's assets constituting high-yield, fixed income securities of U.S. corporations ("High-Yield Securities"). On December 30, 2003, the investment Sub-Advisory Agreement between the Advisor and Seix was terminated. The High-Yield Securities that were managed by Seix were replaced in-kind with an investment in the Seix High Yield Fund which invests in U.S. dollar denominated below investment grade, high yielding bonds.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Bank and Trust company (the "Sub-Administrator"). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. During the six months ended May 31, 2004, the Administrator earned $287,618 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or the Administrator.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities, short sales and reverse repurchase agreements, for the six months ended May 31, 2004, were $77,880,041 and $79,137,005, respectively. Purchases and sales of U.S. Government securities, for the six months ended May 31, 2004 were $156,294,291 and $153,817,474, respectively. For purposes of this footnote, U.S. Government securities may

-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------


include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

5.  Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 2004, the Fund had the following reverse repurchase agreements outstanding:

                                                                                                         Maturity
    Face Value                                    Description                                             Amount
-----------------     ------------------------------------------------------------------              ------------
$      5,325,000      Morgan Stanley, 1.11%, dated 5/26/04, maturity date 6/02/04                 $      5,326,149
      12,236,000      Morgan Stanley, 1.11%, dated 5/26/04, maturity date 6/02/04                       12,238,641
       4,162,000      Morgan Stanley, 1.09%, dated 5/27/04, maturity date 6/03/04                        4,162,882
       4,674,000      Merrill Lynch, 1.35%, dated 4/14/04, maturity date 10/14/04                        4,706,075
       3,865,000      Merrill Lynch, 1.35%, dated 4/14/04, maturity date 10/14/04                        3,891,524
       9,427,000      Merrill Lynch, 1.11%, dated 5/13/04, maturity date 6/02/04                         9,432,813
       3,938,000      Merrill Lynch, 1.12%, dated 5/28/04, maturity date 6/22/04                         3,941,063
       5,891,000      Merrill Lynch, 1.12%, dated 5/28/04, maturity date 6/22/04                         5,895,582
       5,957,000      Merrill Lynch, 1.11%, dated 5/13/04, maturity date 6/02/04                         5,960,673
       3,748,000      Lehman Brothers, 1.09%, dated 5/11/04, maturity date 6/02/04                       3,750,497
      24,375,000      Lehman Brothers, 1.07%, dated 5/27/04, maturity date 6/02/04                      24,379,347
       4,867,000      Goldman Sachs, 1.07%, dated 5/11/04, maturity date 6/02/04                         4,870,183
      10,483,550      Goldman Sachs, 1.08%, dated 5/27/04, maturity date 6/02/04                        10,485,437
      15,799,000      Goldman Sachs, 1.09%, dated 5/27/04, maturity date 6/03/04                        15,802,349
      19,851,000      Goldman Sachs, 1.09%, dated 5/27/04, maturity date 6/03/04                        19,855,207
----------------                                                                                  ----------------
$    134,598,550
                      Maturity Amount, Including Interest Payable                                 $    134,698,422
                                                                                                  ----------------
                      Market Value of Assets Sold Under Agreements                                $    137,166,329
                                                                                                  ----------------
                      Weighted Average Interest Rate                                                         1.11%
                                                                                                  ----------------


The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 2004, was approximately $132,284,270 at a weighted average interest rate of 1.03%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $146,286,632 as of March 5, 2004, which was 33.38% of total assets.




-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------


6.  Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 30,726,723 shares outstanding at May 31, 2004, the Advisor owned 11,112 shares.

The Fund is continuing its stock repurchase program, whereby an amount of up to 15% of the original outstanding common stock, or approximately 3.7 million of the Fund's shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

For the periods ended May 31, 2004 and November 30, 2003, no shares have been repurchased. All shares repurchased have been retired. Since inception of the stock repurchase program 2,089,740 shares have been repurchased pursuant to this program at a cost of $18,605,505 and at an average discount of 13.18% from its net asset value.

The Fund issued to its shareholders of records as of the close of business on August 27, 2001 transferable rights to subscribe for up to an aggregate 7,644,525 shares of common stock of the Fund at a rate of one share of common stock for 3 rights held at the subscription price $8.10 per share. During September 2001, the Fund issued, in total, 7,644,525 shares of Common Stock on exercise of such Rights. Rights offering costs of $515,977 and brokerage and deal-manager commissions of $2,322,025 were charged directly against the proceeds of the Offering. An adjustment of $16,696 related to such offering costs was credited to paid-in capital during the year ended November 30, 2002.

7.  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2004.

-------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------------------------------------------

As of May 31, 2004, the following swap agreements were outstanding:

                                                                                                    Net Unrealized
                     Expiration                                                                      Appreciation/
  Notional Amount       Date                                      Description                       (Depreciation)
------------------   ----------  ---------------------------------------------------------------------------------
  $   40,000,000       06/04/08  Agreement with Goldman Sachs Capital Markets, LP, dated 06/02/03   $   1,416,393
                                 to pay semi-annually the notional amount multiplied
                                 by 2.710% and to receive quarterly the notional amount
                                 multiplied by 3 month USD-LIBOR-BBA.

  $   40,000,000       03/05/06  Agreement with Goldman Sachs Capital Markets, LP, dated 03/03/04         358,920
                                 to pay semi-annually the notional amount multiplied
                                 by 2.064% and to receive quarterly the notional amount
                                 multiplied by 3 month USD-LIBOR-BBA.

  $   40,000,000       04/27/07  Agreement with Goldman Sachs Capital Markets, LP, dated 03/03/04        (761,564)
                                 to receive semi-annually the notional amount
                                 multiplied by 2.710% and to pay quarterly the notional
                                 amount multiplied by 3 month USD-LIBOR-BBA.

                                                                                                    $   1,013,749
                                                                                                    =============


As of May 31, 2004, the following futures contracts were outstanding:

Long:

                                                                                                      Unrealized
  Notional                                                             Cost at          Value at     Appreciation/
   Amount                    Type                Expiration Date     Trade Date       May 31, 2004  (Depreciation)
------------        ----------------------      ------------------  ----------------------------------------------
$ 7,000,000         5 Yr. U.S. Treasury Note    June 2004           $ 7,809,900       $ 7,669,375     $ (140,525)

8.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the year ended November 30, 2003 the tax character of the $27,571,944 of distributions paid was from ordinary income.

At May 31, 2004 the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

        Undistributed Tax Ordinary Income.........................................        $     1,194,099
                                                                                          ===============
          Accumulated capital loss................................................        $   (18,032,514)
                                                                                          ===============
        Book unrealized appreciation/(depreciation)...............................        $    (3,860,448)
        Plus: Cumulative Timing Differences.......................................                256,593
                                                                                          ---------------
          Unrealized appreciation/(depreciation)..................................        $    (3,603,855)
                                                                                          ===============



The difference between book basis and tax basis undistributed income is due to the differing treatment of investments in swap contracts and add back of interest write offs. The difference between book basis and tax basis unrealized appreciation/ (depreciation) is due to the differing treatment of investments in swap contracts, add back of interest write offs and the market-to-market of futures. The difference between book basis and tax basis accumulated gain/(loss) is due to the market-to-market of futures.


-------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements - (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at May 31, 2004 was $419,965,685. Net unrealized depreciation was $4,717,266 (gross unrealized appreciation -- $12,198,151; gross unrealized depreciation -- $16,915,417). During the six months ended May 31, 2004, the Fund utilized available capital loss carryforwards amounting to $2,907,899. At May 31, 2004, the Fund had a capital loss carryforward of $18,032,514, of which $3,112,714 expires in 2007, $3,003,624 expires in 2008, $8,349,330 expires in 2009, and
$3,566,846 expires in 2010, available to offset any future gains, to the extent provided by regulations.

Capital Account Reclassification: For the six months ended May 31, 2004, the Fund's undistributed net investment income was increased by $1,759,575 with an offsetting decrease in accumulated net realized loss. These adjustment were primarily the result of current year paydown reclassifications, the reclassification of character of dividends received from investments in real estate investment trusts and the reclassifications of payments related to swaps.

9.  Subsequent Events

Dividend: The Fund's Board of Directors declared the following regular monthly dividends:

                                       Dividend       Record        Payable
                                       Per Share       Date          Date
                                      ----------   -------------   ----------
                                      $  0.0750      06/15/04      06/24/04

-------------------------------------------------------------------------------

                            PROXY RESULTS (Unaudited)

-------------------------------------------------------------------------------


During the six months ended May 31, 2004, The Hyperion Total Return Fund, Inc. shareholders voted on the following proposals at a shareholders' meeting on April 13, 2004. The description of each proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------------------------
                                                                       Shares Voted   Shares Voted  Shares Voted
                                                                            For          Against       Abstain
----------------------------------------------------------------------------------------------------------------
 1.      To elect to the Fund's Board of Directors
         Rodman L. Drake:                                                28,813,475         0          321,782
----------------------------------------------------------------------------------------------------------------
                                                                       Shares Voted   Shares Voted  Shares Voted
                                                                            For          Against       Abstain
----------------------------------------------------------------------------------------------------------------
 2.      To elect to the Fund's Board of Directors
         Harry E. Petersen:                                              28,473,011         0          340,461
----------------------------------------------------------------------------------------------------------------
                                                                       Shares Voted   Shares Voted  Shares Voted
                                                                            For          Against       Abstain
----------------------------------------------------------------------------------------------------------------
 3.      To elect to the Fund's Board of Directors
         Clifford E. Lai:                                                28,492,412         0          321,061
----------------------------------------------------------------------------------------------------------------
                                                                        Shares Voted  Shares Voted  Shares Voted
                                                                             For         Against       Abstain
-------- -------------------------------------------------------------------------------------------------------
 4.      To select PricewaterhouseCoopers LLP as the
         independent auditors:                                            28,383,594     142,451       287,426
----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)


-------------------------------------------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers of The Hyperion Total Return Fund, Inc.

(the "Fund").
                                                                                                    Number of
                              Position(s) Held with                                                 Portfolios in Fund
                              Fund and Term of                                                      Complex
 Name, Address                Office and Length of    Principal Occupation(s) During Past 5 Years   Overseen
 and Age                      Time Served             and Other Directorships Held by Director      by Director
-------------------------------------------------------------------------------------------------------------------
Disinterested Directors
Class II Director to serve until 2007 Annual Meeting of Stockholders or termination of the Fund:

Rodman L. Drake               Chairman                Chairman (since 2003) and Director and/or             3
  c/o One Liberty Plaza,                              Trustee of several investment companies
  36th floor, New York,       Elected December 9,     advised by Hyperion Capital Management,
  New York 10006-1404         2003                    Inc. (the "Advisor") (1989- Present);
                                                      Co-founder, Baringo
                              Director, Member of     Capital LLC (2002- Present); Director,
 Age 61                       the Audit Committee,    Animal Medical Center (2002- Present);
                              Chairman of             Director, Hotelevision, Inc.(1999-Present);
                              Nominating and          Director, Parsons Brinckerhoff, Inc. (1995-
                              Compensation            Present); Director, Absolute Quality Inc.
                              Committees              (2000-Present); Trustee of Excelsior Funds
                                                      (33) (1994-Present);
                              Elected for Three       President, Continuation Investments Group
                              Year Term               Inc. (1997- 2001).

                              Director since July
                              1989

Harry E. Petersen, Jr.        Director, Member of     Director and/or Trustee of several                    3
  c/o One Liberty Plaza,      the Audit Committee,    investment companies advised by Hyperion
  36th floor, New York,       Member of               Capital Management, Inc. (the "Advisor")
  New York 10006-1404         Compensation and        (1992-Present); Senior Consultant to
                              Nominating Committee,   Cornerstone Equity Advisors, Inc. (1998-
                              Member                  2001).
Age 79                        of Executive
                              Committee

                              Elected for Three
                              Year Term



                              Director since
                              October 1993



-------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)

                                                                                                    Number of
                              Position(s) Held with                                                 Portfolios in Fund
                              Fund and Term of                                                      Complex
 Name, Address                Office and Length of    Principal Occupation(s) During Past 5 Years   Overseen
 and Age                      Time Served             and Other Directorships Held by Director      by Director
-------------------------------------------------------------------------------------------------------------------
Disinterested Director
Class I Director to serve until 2006 Annual Meeting of Stockholders:

Robert F. Birch               Director, Member of     Director and/or Trustee of several                    5
  c/o One Liberty Plaza,      the Audit Committee,    investment companies advised by Hyperion
  36th floor, New York,       Member of               Capital Management, Inc. (the "Advisor")
  New York 10006-1404         Nominating and          (1998-Present); Chairman and President,
                              Compensation            New America High Income Fund (1992-
Age 68                       Committee, Member        Present); Chairman of the Board and Co-
                              of Executive            Founder, The China Business Group, Inc.
                              Committee               (1996-Present); Director, Brandywine
                                                      Funds (3) (2001 to Present).

                              Elected for Three
                              Year Term

                              Director since
                              December 1998


Disinterested Director
Class III to serve until 2005 Annual Meeting of Stockholders:
Leo M. Walsh, Jr.             Director, Chairman    Director and/or Trustee of several                    5
  c/o One Liberty Plaza,      of the Audit          investment companies advised by Hyperion
  36th   floor, New York,     Committee, Member     Capital Management, Inc. (the "Advisor")
  New York 10006-1404         of Nominating and     (1989-Present); Financial Consultant for
                              Compensation          Medco Health Solutions Inc. (1994- Present).
                              Committee



  Age 71                      Elected for Three
                              Year Term


                              Director since June
                              1989

Interested Director
Class III to serve until 2005 Annual Meeting of Stockholders:

Clifford E. Lai*              Director                President (1998-Present) and Chief                    5
c/o One Liberty Plaza,                                Investment Officer (1993-2002) of
36th floor, New York,         Elected until 2005      Hyperion Capital Management, Inc.
New York 10006-1404           Since December          (the "Advisor"); Co-Chairman (2003-Present)
                              2003                    and Board of Managers (1995-Present) of
                                                      Hyperion- GMAC Capital Advisors, LLC
Age 51                        President               (formerly Lend Lease Hyperion Capital,
                                                      LLC); President of several investment
                              Elected Annually        companies advised by the Advisor (1995-
                              Since April 1993        Present).

----------

* Mr. Lai is an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of affiliations with Hyperion Capital Management, Inc., the Fund's advisor. As a result of his service with the Advisor and certain affiliations with the Advisor as described below, the Fund considers Mr. Lai to be an "interested person" of the Fund within the meaning of
Section 2(a)(19) of the 1940 Act.

--------------------------------------------------------------------------------------------------------------------
THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)


--------------------------------------------------------------------------------------------------------------------



Name, Address                   Position(s)      Term of Office and
and Age                         Held with Fund   Length of Time Served    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Clifford E. Lai                 President        Elected Annually         Please see "Information Concerning
  c/o One Liberty Plaza,                         Since April 1993         Nominees/Directors."
  36th floor, New York,
  New York 10006-1404

  Age 51

John Dolan                     Vice President    Elected Annually         Chief Investment Strategist (1998-
  c/o One Liberty Plaza,                         Since March 1998         Present) and Chief Investment Officer
  36th floor, New York,                                                   (2002-Present) of the Advisor.
  New York 10006-1404




  Age 50

Patricia A. Sloan               Vice President   Elected Annually         Consultant of Ranieri & Co., Inc.
  c/o One Liberty Plaza,                         Since June 2002          2000-Present); Secretary, Director
  36th floor, New York,                                                   and/or Trustee of several investment
  New York 10006-1404                                                     companies advised by the Advisor or by
                                                                          its affiliates (1989-2002).



  Age 60

Thomas F. Doodian               Treasurer        Elected Annually         Managing Director, Chief Operating
  c/o One Liberty Plaza,                         Since February 1998      Officer (1998-Present) and Director of
  36th floor, New York,                                                   Finance and Operations of the Advisor
  New York 10006-1404                                                     (July 1995-Present); Treasurer of
                                                                          several investment companies advised by
                                                                          the Advisor (February 1998-Present).

  Age 45

Joseph Tropeano                 Secretary        Elected Annually         Director and Compliance Officer, Hyperion
  c/o One Liberty Plaza,                         Since June 2002          Capital Management, Inc. (1993-Present);
  36th floor, New York,                                                   Secretary and Compliance Officer of
  New York 10006-1404                                                     several investment companies advised by
                                                                          Hyperion Capital Management, Inc.
   Age 42                                                                 (1994-Present); Secretary and Compliance
                                                                          Officer, Hyperion-GMAC Capital Advisors, LLC
                                                                          (1995-Present).




The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746


-------------------------------------------------------------------------------

                           DIVIDEND REINVESTMENT PLAN

-------------------------------------------------------------------------------

A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent") in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

INVESTMENT ADVISOR AND ADMINISTRATOR            TRANSFER AGENT

HYPERION CAPITAL MANAGEMENT, INC.               AMERICAN STOCK TRANSFER & TRUST
One Liberty Plaza                               COMPANY
165 Broadway, 36th Floor                        Investor Relations Department
New York, New York 10006-1404                   59 Maiden Lane
For General Information about the Trust:        New York, NY 10038
(800) HYPERION                                  For Shareholder Services:
                                                (800) 937-5449

SUB-ADVISOR                                     INDEPENDENT AUDITORS

HYPERION GMAC CAPITAL ADVISORS, LLC             PRICEWATERHOUSECOOPERS LLP
One Liberty Plaza                               1177 Avenue of the Americas
165 Broadway, 36th Floor                        New York, New York 10036
New York, New York 10006-1404

SUB-ADMINISTRATOR                                LEGAL COUNSEL

STATE STREET BANK and TRUST COMPANY              SULLIVAN & WORCESTER LLP
225 Franklin Street                              1666 K Street, N.W.
Boston, Massachusetts 02116                      Washington, D.C. 20006

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET BANK and TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02116

Notice  is hereby  given in  accordance  with  Section  23(c) of the  Investment
Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

Quarterly Portfolio Schedule: No later than October 29, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the third quarter of 2004 on Form N-Q. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund's website at http://www.hyperioncapital.com.

-------------------------------------------------------------------------------

Officers & Directors

-------------------------------------------------------------------------------

Rodman L. Drake*
Chairman

Robert F. Birch*
Director

Garth Marston
Director Emeritus

Leo M. Walsh, Jr.*
Director

Harry E. Petersen, Jr.*
Director

Clifford E. Lai
Director and President

Patricia A. Sloan
Vice President

John Dolan
Vice President

Thomas F. Doodian
Treasurer

Joseph Tropeano
Secretary


* Audit Committee Members

-------------------------------------------------------------------

                               [GRAPHIC OMITTED]

The financial information included herein is taken from records of the Fund without audit by the Fund's independent auditors, who do not express an opinion thereon.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

                      The Hyperion Total Return Fund, Inc.
                                One Liberty Plaza
                            165 Broadway, 36th Floor
                             New York, NY 10006-1404

Item 2. Code of Ethics.

     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the "Code"). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant's Code will be provided upon request to any person without charge by contacting Joseph Tropeano at 1-800-HYPERION or by writing to Mr. Tropeano at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.

Item 3. Audit Committee Financial Expert.

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee, and his name is Rodman L. Drake. Mr. Drake is independent.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Registrant's Audit Committee members include Leo M. Walsh, Jr., Rodman L. Drake, Robert F. Birch and Harry E. Petersen, Jr.

Item 6. Schedule of Investments.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8.

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

         None.

Item 10. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

     (b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) None.

    (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

     (3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b)under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.


By: /s/ Clifford E. Lai
        __________________
        Clifford E. Lai
        Principal Executive Officer

Date:  August 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         ___________________
         Clifford E. Lai
         Principal Executive Officer

Date:  August 6, 2004

By:  /s/ Thomas F. Doodian
         _____________________
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  August 6, 2004